Classification of Financial Instruments -Schedule of Analysis of the Movement in the Fair Value of the Deferred and Contingent Consideration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
At 1 January	£ (1,788)
At 31 December	(1,761)	£ (1,788)
Contingent consideration [member]
Disclosure of fair value measurement of liabilities [line items]
At 1 January	(1)
Exchange differences	0
Acquisitions	0
Fair value movements – Income statement	0
Repayments	0
At 31 December	(1)	(1)
Deferred Consideration [member]
Disclosure of fair value measurement of liabilities [line items]
At 1 January	(21)
Exchange differences	1
Acquisitions	0
Fair value movements – Income statement	0
Repayments	4
At 31 December	(16)	(21)
Deferred And Contingent Consideration [Member]
Disclosure of fair value measurement of liabilities [line items]
At 1 January	(22)	(57)
Exchange differences	1	0
Acquisitions	0	(1)
Fair value movements – Income statement	0	(2)
Repayments	4	38
At 31 December	£ (17)	£ (22)